Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 568,961	$ 2,637,016
Assets transferred by the Bank	6,641	12,462
Assets managed by the Bank	2,061,643	1,397,282
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 9,286,164	$ 8,609,425